Liquidity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Liquidity (Details) [Line Items]
Net operating loss	$ (17,102,407)
Net operation cash outflow	6,754,035
Accumulated deficit	(46,570,550)	$ (30,489,126)
Restricted cash	130,125	$ 130,125
Line of Credit [Member]
Liquidity (Details) [Line Items]
Restricted cash	16,000,000
Unrestricted cash	$ 15,000,000